SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Receivables from Customers (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Accounting Policies [Abstract]
Allowance for doubtful accounts receivable	$ (1,777,415)	$ 14,292,716	$ 294,778
Outstanding balance of the housing loans	$ 29,600,000	$ 12,400,000